Net finance income/(costs) (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Finance income
Interest income	¥ 123,969	¥ 104,421	¥ 118,672	¥ 145,225
Finance costs
Interest on loans and borrowings	(90)	(111,759)	(1,292)	(226)
Interest on lease liabilities	(25,112)	(126,829)	(91,623)	(34,396)
Interest on the Equity Linked Securities		(192,342)
Finance costs	(25,202)	(430,930)	(92,915)	(34,622)
Net finance income/(costs)	¥ 98,767	¥ (326,509)	¥ 25,757	¥ 110,603